Property and Equipment Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2012
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Property plant and equipment residual value as percentage of original cost	5.00%
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives
Minimum | Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost	5.00%
Minimum | Building
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Maximum | Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost	10.00%
Maximum | Building
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	28 years